Proforma Financial Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Proforma Financial Information [Abstract]
Schedule of proforma financial information

(in thousands, except share amounts)	For the Nine Months Ended September 30, 2016
Revenues	$76,666
Net Loss Attributable to Common Shareholder	$(15,551)
Weighted Average Number of Common Shares Outstanding, Basic and Diluted	57,762
Loss Per Common Share - Basic and Diluted	$(269.22)

	For the Years Ended December 31,
(in thousands, except share amounts)	2016	2015
Revenues	$103,955	$149,155
Net Loss Attributable to Common Shareholder	$(27,276)	$(12,775)
Weighted Average Number of Common Shares Outstanding, Basic and Diluted	59,082	48,244
Loss Per Common Share – Basic and Diluted	$(461.66)	$(264.80)